Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets	Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Equipment on Operating lease (*)	14
Leasehold improvements	(**)
Building and land	(***)

(*)	Equipment on lease (AIC) is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the equipment on lease, which is determined to be 7 years. The Company records a write-off provision for any excess, lost or damaged equipment when warranted based on an assessment of the equipment. Write-offs for equipment are included in cost of revenues.

(**)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(***)	Building and land consist of land and an ink manufacturing plant. In September 2018, the Company purchased the land which includes long-term leasehold rights, with a lease term of 49 years, which may be renewed for an additional 49 years. The manufacturing plant useful life is 25 years.

Schedule of Remaining Performance Obligations

The aggregate amount of transaction price allocated to the remaining performance obligations was $1,899 as of December 31, 2025, which are expected to be satisfied and recognized in future periods as represented in the following table:

			2028 and
	2026	2027	thereafter

Service contracts and software subscriptions	$1,899	$-	$-

Schedule of Changes in Liability for Product Warranty

The following are the changes in the liability for product warranty from January 1, 2024 to December 31, 2025:

Balance at January 1, 2024	$1,323

Additions and adjustments to cost of revenues	1,761
Reduction for payments and costs to satisfy claims	(2,032)
Balance at December 31, 2024	$1,052

Additions and adjustments to cost of revenues	1,180
Reduction for payments and costs to satisfy claims	(1,787)

Balance at December 31, 2025	$445

Schedule of Fair Value Method for Stock Options Awards

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Suboptimal exercise multiple	2.5	2.8	2.8
Risk free interest rate	4.29%-3.69%	4.01%-3.82%	4.26%-4.30%
Volatility	57.25%-67.35%	58.29%-62.88%	57.75%-60.75%
Dividend yield	0%	0%	0%

Schedule of Notional Amounts of Outstanding Derivative Positions	The following table summarizes the notional amounts for hedged items:
	December 31,
	2025	2024

Designated cash flow hedges	$30,305	$-

Total	$30,305	$-

Schedule of Expense (Income) from Derivatives Instruments

The following table sets forth the expense (income) from derivatives instruments included in the consolidated statements of operations and reclassified from other comprehensive income:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$(415)	$(105)	$814
Research and development	(976)	(240)	1,144
Sales and marketing	(388)	(63)	368
General and administrative	(454)	(97)	548

Schedule of Restructuring Charges

A summary of the restructuring charges for the year ended December 31, 2025, 2024 and 2023 by major activity type is as follows:

	December 31, 2025
	Employee
	termination
	costs	Write-off	Others	Total

Cost of product revenues	$11	$1,026	$-	$1,037
Cost of service revenues	18	-	-	18
Research and development	44	-	-	44
Sales and marketing	650	-	-	650
General and administrative	486	-	-	486
	$1,209	$1,026	$-	$2,235

	December 31, 2024
	Employee
	termination
	costs	Write-off	Others	Total

Cost of product revenues	$894	$789	$-	$1,683
Cost of service revenues	298	-	-	298
Research and development	235	-	-	235
Sales and marketing	190	-	-	190
General and administrative	437	-	-	437
	$2,054	$789	$-	$2,843
	December 31, 2023
	Employee
	termination
	costs	Write-off	Others	Total

Cost of product revenues	$147	$5,510	$-	$5,657
Cost of service revenues	433	5,499	-	5,932
Research and development	283	598	-	881
Sales and marketing	719	-	2,211	2,930
General and administrative	597	3,378	-	3,975

	$2,179	$14,985	$2,211	$19,375